Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest	$ 215.1	$ 230.0	$ 120.6
Cash Paid For Income Taxes - Continuing Operations	230.0	331.1	352.9
Cash Paid (Refunded) For Income Taxes - Discontinued Operations	(3.7)	(44.0)	149.1
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses and product lines	0	1,172.0	7,041.1
Cash paid for acquired businesses and product lines	0	(1,086.6)	(5,894.1)
Liabilities assumed of acquired businesses and product lines	0	85.4	1,147.0
Fair value of available-for-sale investments contributed to defined benefit plans	27.1
Declared but unpaid dividends	55.8	54.7	0
Issuance of stock upon vesting of restricted stock units	$ 64.2	$ 29.3	$ 22.7